Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	Jun. 11, 2024	Jul. 29, 2024	Jul. 11, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents				$ 591,537	$ 1,041,909
Par value, per share					$ 0.0001
Advance from private placement		$ 8,200,000		$ 8,200,000
Deferred revenue balance				$ 164,104		$ 649,333
Subsequent Event [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrants exercise price		$ 0.55
Variable Interest Entity, Primary Beneficiary [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Percentage of variable interest entity				100.00%
Variable Interest Entity, Primary Beneficiary [Member] | Total Assets [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Percentage of variable interest entity				47.00%	57.00%
Variable Interest Entity, Primary Beneficiary [Member] | Total Liabilities [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Percentage of variable interest entity				47.00%	100.00%
Class A Ordinary Shares [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Par value, per share				$ 0.0001
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Warrant [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Par value, per share			$ 0.55
Private Placement [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrants term			2 years
Warrants exercise price			$ 0.55
Private Placement [Member] | Class A Ordinary Shares [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Purchase of shares	14,907,000
Par value, per share	$ 0.0001
Warrants to purchase	14,907,000
Private Placement [Member] | Class A Ordinary Shares [Member] | Subsequent Event [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Par value, per share		$ 0.0001